Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 12,610	$ 8,535
OTHER COMPREHENSIVE INCOME, BEFORE TAX:
Change in unrealized gain (loss) on securities availableforsale	(3,220)	860
Reclassification adjustment for gain (loss) on sale of available-for-sale securities included in net income	7	(950)
Total other comprehensive income (loss) before tax	(3,227)	1,810
DEFERRED TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME	(1,099)	615
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX	(2,128)	1,195
COMPREHENSIVE INCOME	$ 10,482	$ 9,730